Related Party Balances Parent Company Only (Detail) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Seller of i Joy USD ($)	Dec. 31, 2014 Seller of i Joy CNY	Dec. 31, 2013 Seller of i Joy CNY	Dec. 31, 2014 Seller of Aipu Group USD ($)	Dec. 31, 2014 Seller of Aipu Group CNY	Dec. 31, 2013 Seller of Aipu Group CNY	Dec. 31, 2014 Seller of Tianwang and Yilong USD ($)	Dec. 31, 2014 Seller of Tianwang and Yilong CNY	Dec. 31, 2013 Seller of Tianwang and Yilong CNY	Dec. 31, 2014 Seller of GD Tianying USD ($)	Dec. 31, 2014 Seller of GD Tianying CNY	Dec. 31, 2013 Seller of GD Tianying CNY	Dec. 31, 2014 Seller Of Dermot Entities USD ($)	Dec. 31, 2014 Seller Of Dermot Entities CNY	Dec. 31, 2013 Seller Of Dermot Entities CNY	Dec. 31, 2014 Seller of Tianying USD ($)	Dec. 31, 2014 Seller of Tianying CNY	Dec. 31, 2013 Seller of Tianying CNY	Dec. 31, 2014 Parent Company USD ($)	Dec. 31, 2014 Parent Company CNY	Dec. 31, 2013 Parent Company CNY	Dec. 31, 2014 Parent Company 21Vianet Hong Kong Entities USD ($)	Dec. 31, 2014 Parent Company 21Vianet Hong Kong Entities CNY	Dec. 31, 2013 Parent Company 21Vianet Hong Kong Entities CNY	Dec. 31, 2014 Parent Company Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") USD ($)	Dec. 31, 2014 Parent Company Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") CNY	Dec. 31, 2013 Parent Company Beijing 21ViaNet Broadband Data Center Co., Ltd ("21Vianet Beijing") CNY	Dec. 31, 2014 Parent Company 21ViaNet@Xian Holding Limited ("21V Xi'an Holding") USD ($)	Dec. 31, 2014 Parent Company 21ViaNet@Xian Holding Limited ("21V Xi'an Holding") CNY	Dec. 31, 2013 Parent Company 21ViaNet@Xian Holding Limited ("21V Xi'an Holding") CNY	Dec. 31, 2014 Parent Company Venture USD ($)	Dec. 31, 2014 Parent Company Venture CNY	Dec. 31, 2013 Parent Company Venture CNY	Dec. 31, 2014 Parent Company Seller of i Joy USD ($)	Dec. 31, 2014 Parent Company Seller of i Joy CNY	Dec. 31, 2013 Parent Company Seller of i Joy CNY	Dec. 31, 2014 Parent Company Seller of Aipu Group USD ($)	Dec. 31, 2014 Parent Company Seller of Aipu Group CNY	Dec. 31, 2013 Parent Company Seller of Aipu Group CNY	Dec. 31, 2014 Parent Company Seller of Tianwang and Yilong USD ($)	Dec. 31, 2014 Parent Company Seller of Tianwang and Yilong CNY	Dec. 31, 2013 Parent Company Seller of Tianwang and Yilong CNY	Dec. 31, 2014 Parent Company Seller of GD Tianying USD ($)	Dec. 31, 2014 Parent Company Seller of GD Tianying CNY	Dec. 31, 2013 Parent Company Seller of GD Tianying CNY	Dec. 31, 2014 Parent Company Seller Of Dermot Entities USD ($)	Dec. 31, 2014 Parent Company Seller Of Dermot Entities CNY	Dec. 31, 2013 Parent Company Seller Of Dermot Entities CNY	Dec. 31, 2014 Parent Company Seller of Gehua USD ($)	Dec. 31, 2014 Parent Company Seller of Gehua CNY	Dec. 31, 2013 Parent Company Seller of Gehua CNY	Dec. 31, 2014 Parent Company Seller of Tianying USD ($)	Dec. 31, 2014 Parent Company Seller of Tianying CNY	Dec. 31, 2013 Parent Company Seller of Tianying CNY
Amount due from subsidiaries current
Amount due from subsidiaries current																						$ 334,988	2,078,468	1,672,335	$ 331,455	2,056,545	1,581,289	$ 278	1,726	91,042	$ 987	6,123	4	$ 2,268	14,074	0
Amount due from related parties current
Amount due from related parties current	8,843	54,867	67,498	3,945	24,476	24,387																3,945	24,476	24,387													3,945	24,476	24,387
Amount due from related parties non-current
Amount due from related parties non-current	15,875	98,500	0				15,875	98,500	0													11,282	70,000	0																11,282	70,000	0
Amount due to related parties current
Amount due to related parties current	52,671	326,804	147,699	8,140	50,506	63,602				479	2,970	19,605	1,520	9,434	0	33,101	205,380	0				43,240	268,290	99,944													8,140	50,506	63,602				479	2,970	19,605	1,520	9,434	0	33,101	205,380	0	0	0	16,737
Amount due to related parties non-current
Amount due to related parties non-current	$ 45,245	280,728	78,321	$ 2,964	18,392	58,487	$ 10,884	67,531	0	$ 0	0	19,834				$ 28,563	177,220	0	$ 2,834	17,585	0	$ 45,245	280,728	78,321													$ 2,964	18,392	58,487	$ 10,884	67,531	0	$ 0	0	19,834				$ 28,563	177,220	0				$ 2,834	17,585	0